[SPECTRUM LAW GROUP, LLP LETTERHEAD]

E-Mail:	gcarney@spectrumlawgroup.com

April 11, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Marmion Industries Corp.
Registration Statement on Form SB2

Ladies and Gentlemen:

On behalf of Marmion Industries Corp. (“MMIO”), we are furnishing for filing via EDGAR MMIO’s Registration Statement on Form SB-2 covering the registration under the Securities Act of 1933, as amended, of 15,900,000 shares of common stock, $0.001 par value per share of MMIO to be sold by certain selling stockholders which are issuable upon the conversion of the convertible debenture dated March 22, 2007 issued by MMIO.

MMIO informed us that the registration fee has been paid.

Please direct all comments and inquiries regarding this filing to me at (949) 851-4300.

Very truly yours,

Spectrum Law Group, LLP

/s/ Gregory R. Carney
Gregory R. Carney

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